Financial assets at amortised cost	6 Months Ended
Jun. 30, 2020
Financial asset at amortised cost.
Financial assets at amortised cost

10.        Financial assets at amortised cost

Half-year to 30 June 2020

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2020	9,777	—	—	—	9,777
Exchange and other adjustments	368	–	—	—	368
Transfers to Stage 2	(43)	43	—	—	–
Additions (repayments)	1,078	1	—	—	1,079
At 30 June 2020	11,180	44	—	—	11,224
Allowance for impairment losses	(21)	(1)	—	—	(22)
Total loans and advances to banks	11,159	43	—	—	11,202

Loans and advances to customers

At 1 January 2020	449,975	28,543	6,015	13,714	498,247
Exchange and other adjustments	2,735	27	4	(54)	2,712
Additions (repayments)	8,247	417	(836)	(593)	7,235
Transfers to Stage 1	3,154	(3,145)	(9)		—
Transfers to Stage 2	(33,522)	33,866	(344)		—
Transfers to Stage 3	(1,060)	(1,569)	2,629		—
	(31,428)	29,152	2,276		—
Recoveries			86	–	86
Financial assets that have been written off			(762)	(24)	(786)
At 30 June 2020	429,529	58,139	6,783	13,043	507,494
Allowance for impairment losses	(1,332)	(2,168)	(2,161)	(325)	(5,986)
Total loans and advances to customers	428,197	55,971	4,622	12,718	501,508

Debt securities

At 1 January 2020	5,544	—	3	—	5,547
Exchange and other adjustments	112	—	—	—	112
Additions (repayments)	(50)	—	—	—	(50)
Financial assets that have been written off		—	—	—	—
At 30 June 2020	5,606	—	3	—	5,609
Allowance for impairment losses	(2)	—	(3)	—	(5)
Total debt securities	5,604	—	—	—	5,604
Total financial assets at amortised cost	444,960	56,014	4,622	12,718	518,314

Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.

Movements in Retail mortgage balances were as follows:

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
At 1 January 2020	257,043	16,935	1,506	13,714	289,198
Exchange and other adjustments	—	—	1	(54)	(53)
Additions (repayments)	(1,522)	(1,054)	(216)	(593)	(3,385)
Transfers to Stage 1	1,350	(1,345)	(5)		—
Transfers to Stage 2	(20,260)	20,473	(213)		—
Transfers to Stage 3	(34)	(702)	736		—
	(18,944)	18,426	518		—
Recoveries			9	—	9
Financial assets that have been written off			(18)	(24)	(42)
At 30 June 2020	236,577	34,307	1,800	13,043	285,726
Allowance for impairment losses	(106)	(491)	(187)	(325)	(1,109)
Total loans and advances to customers	236,471	33,817	1,613	12,718	284,618

Year ended 31 December 2019

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
Loans and advances to banks
At 1 January 2019	6,282	3	—	—	6,285
Exchange and other adjustments	(218)	—	—	—	(218)
Additions (repayments)	3,713	(3)	—	—	3,710
At 31 December 2019	9,777	—	—	—	9,777
Allowance for impairment losses	(2)	—	—	—	(2)
Total loans and advances to banks	9,775	—	—	—	9,775

Loans and advances to customers

At 1 January 2019	441,531	25,345	5,741	15,391	488,008
Exchange and other adjustments	(498)	(34)	47	283	(202)
Additions (repayments)	13,554	(2,558)	(858)	(1,934)	8,204
Transfers to Stage 1	6,318	(6,286)	(32)		—
Transfers to Stage 2	(13,084)	13,516	(432)		—
Transfers to Stage 3	(1,540)	(1,440)	2,980		—
	(8,306)	5,790	2,516		—
Recoveries			397	28	425
Acquisition of portfolios	3,694	—	—	—	3,694
Financial assets that have been written off			(1,828)	(54)	(1,882)
At 31 December 2019	449,975	28,543	6,015	13,714	498,247
Allowance for impairment losses	(675)	(995)	(1,447)	(142)	(3,259)
Total loans and advances to customers	449,300	27,548	4,568	13,572	494,988

Debt securities

At 1 January 2019	5,238	—	6	—	5,244
Exchange and other adjustments	(94)	—	(2)	—	(96)
Additions (repayments)	400	—	—	—	400
Financial assets that have been written off			(1)	—	(1)
At 31 December 2019	5,544	—	3	—	5,547
Allowance for impairment losses	—	—	(3)	—	(3)
Total debt securities	5,544	—	—	—	5,544

Total financial assets at amortised cost	464,619	27,548	4,568	13,572	510,307

Movements in Retail mortgage balances were as follows:

				Purchased
				or
				originated
				credit-
	Stage 1	Stage 2	Stage 3	impaired	Total
	£m	£m	£m	£m	£m
At 1 January 2019	257,797	13,654	1,393	15,391	288,235
Exchange and other adjustments	(1)	—	2	283	284
Additions (repayments)	799	(1,432)	(416)	(1,934)	(2,983)
Transfers to Stage 1	3,060	(3,057)	(3)		—
Transfers to Stage 2	(7,879)	8,242	(363)		—
Transfers to Stage 3	(427)	(472)	899		—
	(5,246)	4,713	533		—
Recoveries			29	28	57
Acquisition of portfolios	3,694	—	—	—	3,694
Financial assets that have been written off			(35)	(54)	(89)
At 31 December 2019	257,043	16,935	1,506	13,714	289,198
Allowance for impairment losses	(23)	(281)	(122)	(142)	(568)
Total loans and advances to customers	257,020	16,654	1,384	13,572	288,630

The movement tables are compiled by comparing the position at the reporting date to that at the beginning of the year.

Transfers between stages are deemed to have taken place at the start of the reporting period, with all other movements shown in the stage in which the asset is held at the period end, with the exception of those held within Purchased or originated credit-impaired, which are not transferrable.

Additions (repayments) comprise new loans originated and repayments of outstanding balances throughout the reporting period. Loans which are written off in the period are first transferred to Stage 3 before acquiring a full allowance and subsequent write-off.

Loans and advances to customers include advances securitised under the Group's securitisation and covered bond programmes (see note 12).